Accounts Receivable, Net (Details) - Schedule of Warranty Deposit in Accounts Receivable	Jun. 30, 2024 USD ($)
Schedule of Due Date of Accounts Receivable – Non-Current [Line Items]
Total warranty deposit	$ 2,857,115
Within 1 year [Member]
Schedule of Due Date of Accounts Receivable – Non-Current [Line Items]
Total warranty deposit	2,186,969
1-2 years [Member]
Schedule of Due Date of Accounts Receivable – Non-Current [Line Items]
Total warranty deposit	448,845
2-3 years [Member]
Schedule of Due Date of Accounts Receivable – Non-Current [Line Items]
Total warranty deposit	211,226
3-4 years [Member]
Schedule of Due Date of Accounts Receivable – Non-Current [Line Items]
Total warranty deposit	$ 10,075